Financial instruments risks - Summary of Refinanced Assets and Related Modifications (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Additions of financial assets at amortized cost modified during the period	$ 212,660,958	$ 26,296,926
Net modification loss	$ (13,232,887)	$ (907,605)